SUPPLEMENT DATED JANUARY 2, 2001 TO THE PROSPECTUS FOR
              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                DATED MAY 1, 2000

The prospectus, with respect to TEMPLETON GROWTH SECURITIES FUND, is amended by replacing the section MANAGEMENT TEAM under MANAGEMENT (page TG-5) with the following:

MANAGEMENT TEAM The team responsible for the fund's management is:

DALE A. WINNER, CFA
Portfolio Manager, TGAL
Mr. Winner has been a manager of the Fund since January 2001, and has been with Franklin Templeton Investments since 1995.

MURDO MURCHISON, CFA
PORTFOLIO  MANAGER,  TGAL
Mr.  Murchison  has been a manager  of the Fund  since
January 2001, and has been with Franklin Templeton Investments since 1993.

JEFFREY A. EVERETT, CFA
President, TGAL
Mr. Everett has been a manager of the Fund since its inception in 1994, and has been with Franklin Templeton Investments since 1989.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 TG 010201